Notes Payable (Details) - Part 1 - USD ($)								1 Months Ended					3 Months Ended	12 Months Ended
	Jul. 03, 2023	Feb. 21, 2023	Sep. 16, 2022	Aug. 31, 2022	Aug. 11, 2022	Aug. 04, 2022	May 27, 2022	Apr. 20, 2023	Sep. 30, 2022	Sep. 16, 2022	Sep. 16, 2022	Jun. 15, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 05, 2023	Aug. 31, 2023	Dec. 07, 2022	Oct. 18, 2021	Aug. 25, 2021
Notes Payable (Details) - Part 1 [Line Items]
Aggregate amount				$ 288,000									$ (94,195)	$ (94,195)
Gross proceeds		$ 1,500,000	$ 500,000		$ 500,000		$ 550,000					$ 1,350,000
Origination fee	$ 10,750			20,000			16,500
Professional service fee							13,500
Repayment amount				14,400													$ 77,000		$ 28,000
Gross proceeds				$ 200,000										$ (3,206,887)	$ (315,790)
Exercise price (in Dollars per share)														$ 300
Warrant expiration																5 years		5 years 6 months
Principal amount percentage						10.00%
Offering expenses						$ 1,150,000
Common stock shares (in Shares)					278															1,417
Warrant to purchase shares (in Shares)					1,180													60,000
Purchase amount					$ 555,556
Conversion Price (in Dollars per share)														471.2
Warrant exercise price (in Dollars per share)																					$ 300
Warrant exercise price (in Dollars per share)								$ 61	$ 240	$ 240	$ 240
August 2022 Warrants [Member]
Notes Payable (Details) - Part 1 [Line Items]
Common stock shares (in Shares)					639
Warrant to purchase shares (in Shares)					2,713
Future Receipts Agreement[Member]
Notes Payable (Details) - Part 1 [Line Items]
Aggregate amount							$ 792,000
Exercise price (in Dollars per share)														$ 300
Warrant expiration														5 years
Investor [Member]
Notes Payable (Details) - Part 1 [Line Items]
Warrant to purchase common shares (in Shares)														667
Sale of net issuance cost						$ 1,277,778